Cabana Target Drawdown 5 ETF SCHEDULE OF INVESTMENTS	January 31, 2023 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.8%
CURRENCY – 9.8%
Invesco DB U.S. Dollar Index Bullish Fund	93,310	$2,566,958

EQUITY – 50.2%
Consumer Staples Select Sector SPDR Fund	34,354	2,533,264
Industrial Select Sector SPDR Fund	25,795	2,627,221
Materials Select Sector SPDR Fund	32,393	2,742,068
Vanguard Dividend Appreciation ETF	16,844	2,632,043
Vanguard Mid-Cap Value ETF	18,655	2,703,669
		13,238,265
FIXED INCOME – 39.8%
BNY Mellon Core Bond ETF	61,255	2,631,515
Goldman Sachs Access Treasury 0-1 Year ETF	26,096	2,609,339
Vanguard Short-Term Bond ETF	34,337	2,616,823
Vanguard Tax-Exempt Bond Index ETF	52,011	2,643,199
		10,500,876
TOTAL EXCHANGE-TRADED FUNDS
(Cost $26,149,491)		26,306,099

SHORT-TERM INVESTMENTS – 0.3%

Invesco Government & Agency Portfolio - Institutional Class, 4.30%(a)	72,720	72,720
TOTAL SHORT-TERM INVESTMENTS
(Cost $72,720)		72,720
TOTAL INVESTMENTS – 100.1%
(Cost $26,222,211)		26,378,819
Liabilities in Excess of Other Assets – (0.1%)		(11,383)
TOTAL NET ASSETS – 100.0%		$26,367,436

(a)	The rate is the annualized seven-day yield at period end.